Prepayments and Other Current Assets (Details) In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY
Prepayments and Other Current Assets [Abstract]
Prepaid rental and deposits	$ 251	1,557	3,280
Prepayments to suppliers and other business related expenses	5,446	33,788	19,299
Receivables related to exercise of employee options	767	4,759	3,981
Others	419	2,599	1,351
Total	$ 6,883	42,703	27,911